UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Brian C. Janssen

EuroPacific Growth Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2022

Tap into the growth
potential of
international equities

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–32.94%	–0.34%	4.41%
Class A shares (reflecting 5.75% maximum sales charge)	–36.95	–1.75	3.55

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.57% for Class F-2 shares and 0.80% for Class A shares as of the prospectus dated June 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for EuroPacific Growth Fund for the periods ended September 30, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AEPGX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
11	Financial statements
15	Notes to financial statements
25	Financial highlights

Results at a glance

For periods ended September 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

EuroPacific Growth Fund (Class F-2 shares)	–22.68%	–32.94%	–0.34%	4.41%	9.62%
EuroPacific Growth Fund (Class A shares)	–22.77	–33.10	–0.58	4.16	9.39
MSCI ACWI (All Country World Index) ex USA[2,3]	–22.27	–25.17	–0.81	3.01	7.61

[1]	Lifetime returns are as of April 16, 1984, the inception date of Class A shares.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[3]	From April 16, 1984, through December 31, 1987, the MSCI EAFE (Europe, Australasia, Far East) Index was used because the MSCI ACWI (All Country World Index) ex USA did not yet exist. Since January 1, 1988, the MSCI ACWI ex USA has been used. The MSCI EAFE Index reflects dividends net of withholding taxes. The MSCI ACWI ex USA reflects dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

EuroPacific Growth Fund	1

Investment portfolio September 30, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	22.58%
Japan	10.34
India	8.62
Canada	7.07
China	5.90
United Kingdom	4.49
Switzerland	4.18
Denmark	3.95
Hong Kong	3.29
Other countries	18.34
Short-term securities & other assets less liabilities	11.24
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 87.75%	Shares	Value (000)
Information technology 14.09%
ASML Holding NV	6,863,381	$2,846,870
Taiwan Semiconductor Manufacturing Company, Ltd.	178,281,649	2,343,385
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	7,025,216	481,649
Shopify, Inc., Class A, subordinate voting shares[1]	40,339,731	1,086,752
SK hynix, Inc.	18,435,762	1,057,810
Nice, Ltd. (ADR)[1,2,3]	4,270,878	803,950
Nice, Ltd.[1,2]	272,274	51,458
Keyence Corp.	2,161,790	717,721
Hexagon AB, Class B	66,064,128	612,498
Edenred SA2	12,941,426	594,829
SAP SE	6,529,113	538,226
Tokyo Electron, Ltd.	2,068,831	512,224
Adyen NV1	385,305	479,338
Halma PLC	16,508,618	371,723
Dassault Systemes SE	10,520,808	361,639
Nomura Research Institute, Ltd.	13,685,819	336,365
Capgemini SE	1,718,060	274,564
Worldline SA, non-registered shares[1,3]	6,944,679	271,573
STMicroelectronics NV (EUR denominated)	8,782,203	270,971
Amadeus IT Group SA, Class A, non-registered shares[1]	5,672,681	262,582
Atlassian Corp. PLC, Class A1	1,236,431	260,380
Constellation Software, Inc.	136,589	190,058
Samsung Electronics Co., Ltd.	5,110,419	187,774
OBIC Co., Ltd.	1,388,155	184,051
Infosys, Ltd. (ADR)	7,112,870	120,705
Infosys, Ltd.	2,745,225	47,041
MediaTek, Inc.	8,077,000	140,573
Fujitsu, Ltd.	1,192,800	128,634
TELUS International (Cda), Inc., subordinate voting shares[1,3]	4,273,325	111,790
Reply SpA	995,035	103,801
EPAM Systems, Inc.[1]	272,800	98,805
ASM International NV	437,836	97,961
PagSeguro Digital, Ltd., Class A1	6,896,776	91,244
NXP Semiconductors NV	572,861	84,503
Infineon Technologies AG	3,611,813	80,040
Kingdee International Software Group Co., Ltd.[1]	59,007,000	76,293
Nuvei Corp., subordinate voting shares[1]	2,683,545	72,521
Suse SA1,3	4,349,605	64,111
SUMCO Corp.	4,696,400	54,570
Microsoft Corp.	227,751	53,043
Disco Corp.[3]	233,700	50,927
Endava PLC, Class A (ADR)[1]	582,540	46,970
Flat Glass Group Co., Ltd., Class H3	16,446,000	39,889
Canva, Inc.[1,4,5]	37,779	39,180

2	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
TDK Corp.	1,202,600	$36,494
Silergy Corp.	2,760,872	36,191
Tata Consultancy Services, Ltd.	947,759	34,655
Nemetschek SE	574,521	27,666
Block, Inc., Class A (CDI)[1]	322,973	16,726
ALTEN SA, non-registered shares	150,307	16,457
BE Semiconductor Industries NV	196,248	8,352
Bechtle AG, non-registered shares	209,833	7,635
Sinch AB1,3	3,873,581	5,079
		16,890,246

Health care 12.55%
Novo Nordisk A/S, Class B	35,128,139	3,501,362
Daiichi Sankyo Company, Ltd.	95,015,310	2,643,029
WuXi Biologics (Cayman), Inc.[1]	197,997,478	1,186,291
AstraZeneca PLC	10,782,950	1,185,802
Olympus Corp.	47,144,750	907,340
Siemens Healthineers AG	14,450,627	625,954
CSL, Ltd.	3,076,851	557,903
Lonza Group AG	988,812	480,868
Shionogi & Co., Ltd.	6,961,802	336,792
Sonova Holding AG	1,474,544	324,266
WuXi AppTec Co., Ltd., Class A	31,171,300	312,019
WuXi AppTec Co., Ltd., Class H	1,140,140	9,081
Novartis AG	4,075,702	310,704
Bayer AG	6,383,431	294,582
Argenx SE (ADR)[1]	726,953	256,651
Hypera SA, ordinary nominative shares	29,270,999	240,111
Genmab A/S1	592,059	190,844
Roche Holding AG, nonvoting non-registered shares	455,027	148,366
Roche Holding AG (ADR)	697,816	28,345
BeiGene, Ltd. (ADR)[1]	1,182,067	159,366
BeiGene, Ltd.[1,3]	531,200	5,463
HOYA Corp.	1,544,500	148,496
Grifols, SA, Class A, non-registered shares[1]	14,197,988	121,551
Grifols, SA, Class B (ADR)[1]	3,476,898	21,418
M3, Inc.	4,940,890	136,243
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	15,612,999	125,997
Merck KGaA	767,709	125,293
Coloplast A/S, Class B	1,045,086	105,658
BioNTech SE (ADR)[3]	569,058	76,754
Carl Zeiss Meditec AG, non-registered shares	712,610	75,044
Rede D’Or Sao Luiz SA	13,225,900	72,868
bioMérieux SA	623,683	49,145
Ambu AS, Class B, non-registered shares[3]	5,524,920	47,743
Sartorius Stedim Biotech SA	144,745	44,247
Innovent Biologics, Inc.[1]	13,831,500	43,081
Asahi Intecc Co., Ltd.	2,045,900	32,371
Hapvida Participações e Investimentos SA1	18,229,387	25,582
Dechra Pharmaceuticals PLC	859,658	24,912
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,394,613	17,907
Bachem Holding AG	236,429	14,708
Straumann Holding AG	140,564	12,793
Amplifon SpA	414,343	10,851
DiaSorin Italia SpA	71,074	7,942
		15,045,743

Industrials 11.73%
Airbus SE, non-registered shares	23,362,743	2,018,360
Recruit Holdings Co., Ltd.	56,763,244	1,638,370
Safran SA	9,576,751	870,762
DSV A/S	6,118,346	709,154
SMC Corp.	1,502,634	606,197
Kingspan Group PLC[2]	10,345,672	462,241
Rentokil Initial PLC	73,167,719	386,355
Techtronic Industries Co., Ltd.	37,845,822	357,546
MTU Aero Engines AG	2,193,497	331,006
Melrose Industries PLC[2]	294,867,375	329,228

EuroPacific Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Canadian Pacific Railway, Ltd.[3]	4,794,426	$319,884
ASSA ABLOY AB, Class B	15,345,279	286,763
Trane Technologies PLC	1,940,565	281,013
Brenntag SE	4,386,190	267,647
VAT Group AG	1,203,146	242,899
NIBE Industrier AB, Class B	26,313,598	233,636
Rheinmetall AG	1,501,058	232,503
Daikin Industries, Ltd.	1,495,800	231,131
Siemens AG	2,215,372	219,263
TFI International, Inc.	2,259,242	204,416
Mitsui & Co., Ltd.[3]	9,504,200	203,903
Grab Holdings, Ltd., Class A1,3	68,206,618	179,383
ABB, Ltd.	6,234,752	160,551
Shenzhen Inovance Technology Co., Ltd., Class A	19,602,976	158,347
Ashtead Group PLC	3,292,914	147,015
Nidec Corp.	2,521,179	142,023
Teleperformance SE	553,840	139,923
Spirax-Sarco Engineering PLC	1,212,233	139,250
ZTO Express (Cayman), Inc., Class A (ADR)	5,660,495	136,022
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	10,668,764	134,846
CCR SA, ordinary nominative shares	57,060,604	132,540
Diploma PLC	5,095,140	130,635
Epiroc AB, Class B	7,811,023	98,243
Epiroc AB, Class A	2,243,264	32,087
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	36,160,697	125,315
Thales SA	1,131,378	124,791
Rumo SA	35,849,900	122,815
Schneider Electric SE	1,020,301	114,469
BayCurrent Consulting, Inc.[3]	427,878	109,912
Adecco Group AG	3,938,370	108,148
AutoStore Holdings, Ltd.[1,3]	98,189,646	106,706
DCC PLC	1,981,926	103,109
Experian PLC	3,450,614	101,162
Checkout Payments Group, Ltd., Series D1,4,5	479,280	94,351
Airports of Thailand PCL, foreign registered shares[1]	44,386,013	84,945
Fluidra, SA, non-registered shares	4,612,132	68,759
Larsen & Toubro, Ltd.	2,653,790	59,800
IMCD NV	496,093	58,876
Ryanair Holdings PLC (ADR)[1]	984,793	57,532
Centre Testing International Group Co., Ltd.	19,467,567	55,839
Hitachi, Ltd.	1,257,400	53,241
Interpump Group SpA	1,361,790	44,049
AirTAC International Group	1,721,923	39,392
RS Group PLC	3,658,833	39,045
InPost SA1	6,680,296	39,012
Wizz Air Holdings PLC[1]	1,911,703	33,622
BAE Systems PLC	3,753,938	32,981
Carel Industries SpA	1,506,900	28,159
Indutrade AB	1,049,227	16,921
LIXIL Corp.[3]	1,043,500	15,121
Beijer Ref AB, Class B	1,231,331	15,095
Komatsu, Ltd.[3]	795,800	14,391
Atlas Copco AB, Class B	1,658,037	13,719
Deutsche Post AG	295,633	8,996
TOMRA Systems ASA	426,297	7,490
RELX PLC	131,000	3,198
		14,064,103

Financials 11.05%
AIA Group, Ltd.	241,986,012	2,009,103
Kotak Mahindra Bank, Ltd.	79,667,723	1,763,357
HDFC Bank, Ltd.	49,194,894	852,445
HDFC Bank, Ltd. (ADR)	4,476,017	261,489
ICICI Bank, Ltd.	85,842,532	899,214
ICICI Bank, Ltd. (ADR)	933,298	19,571
Aon PLC, Class A	1,869,491	500,781
B3 SA-Brasil, Bolsa, Balcao	180,993,366	437,859
DBS Group Holdings, Ltd.	16,066,035	371,446

4	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aegon NV	88,492,143	$351,677
Brookfield Asset Management, Inc., Class A	8,320,164	340,211
CaixaBank, SA	103,001,265	331,911
London Stock Exchange Group PLC	3,640,760	307,002
FinecoBank SpA	23,918,862	293,989
KBC Groep NV	6,263,443	293,810
Banco Bilbao Vizcaya Argentaria, SA	57,382,671	257,738
Ping An Insurance (Group) Company of China, Ltd., Class H	41,211,000	204,914
Ping An Insurance (Group) Company of China, Ltd., Class A	7,054,193	41,203
Hong Kong Exchanges and Clearing, Ltd.	7,080,822	240,416
Toronto-Dominion Bank (CAD denominated)	3,887,118	238,402
Bajaj Finance, Ltd.	2,635,688	235,226
Bajaj Finserv, Ltd.	10,560,000	216,117
Canadian Imperial Bank of Commerce (CAD denominated)[3]	4,936,550	216,067
ING Groep NV	23,515,730	201,631
ABN AMRO Bank NV	18,517,227	165,976
Tokio Marine Holdings, Inc.	9,150,000	162,628
Bank Central Asia Tbk PT	289,969,800	161,872
HDFC Life Insurance Company, Ltd.	24,589,184	160,013
AXA SA	6,862,865	150,261
Bank Mandiri (Persero) Tbk PT	236,775,800	145,178
Nu Holdings, Ltd., Class A1	29,979,844	131,911
EQT AB	6,704,908	128,989
UniCredit SpA	12,568,355	127,093
Euronext NV	1,976,561	125,073
Futu Holdings, Ltd. (ADR)[1,3]	3,179,696	118,571
China Merchants Bank Co., Ltd., Class H	18,365,400	84,970
China Merchants Bank Co., Ltd., Class A	6,029,314	28,466
Capitec Bank Holdings, Ltd.	1,287,807	110,391
XP, Inc., Class A1	3,603,820	68,509
East Money Information Co., Ltd., Class A	26,255,753	64,805
Bridgepoint Group PLC	28,672,401	59,752
Allfunds Group PLC	7,319,281	53,654
DNB Bank ASA	2,980,051	47,180
Macquarie Group, Ltd.	434,682	42,184
Discovery, Ltd.[1]	5,951,263	34,364
Hiscox, Ltd.	2,847,803	27,842
Hana Financial Group, Inc.	1,121,092	27,535
Erste Group Bank AG	1,173,808	25,705
Skandinaviska Enskilda Banken AB, Class A	2,204,292	20,924
Antin Infrastructure Partners SA	997,610	20,739
Hang Seng Bank, Ltd.	1,305,800	19,732
Resona Holdings, Inc.	4,908,200	17,921
Partners Group Holding AG	19,610	15,754
Standard Bank Group, Ltd.	1,730,902	13,656
TCS Group Holding PLC (GDR)[1,4]	1,061,209	—	[6]
Sberbank of Russia PJSC[1,4,5]	48,140,292	—	[6]
		13,247,227

Consumer discretionary 10.69%
LVMH Moët Hennessy-Louis Vuitton SE	5,026,520	2,954,764
MercadoLibre, Inc.[1]	1,423,116	1,178,027
Flutter Entertainment PLC[1,2]	9,596,540	1,048,369
Galaxy Entertainment Group, Ltd.	142,070,374	829,525
Sony Group Corp.	12,162,460	782,804
Kering SA	1,465,374	648,016
Hermès International	537,833	632,146
Evolution AB	7,734,327	609,097
EssilorLuxottica	3,084,079	417,879
Coupang, Inc., Class A1,3	23,671,961	394,612
Ferrari NV (EUR denominated)	1,555,189	290,070
Li Ning Co., Ltd.	37,220,500	282,847
JD.com, Inc., Class A	7,486,949	189,055
JD.com, Inc., Class A (ADR)	1,424,849	71,670
Pan Pacific International Holdings Corp.	14,708,400	258,456
Maruti Suzuki India, Ltd.	2,112,119	228,776
Entain PLC	17,224,496	206,844
Midea Group Co., Ltd., Class A	26,189,603	181,976

EuroPacific Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Mercedes-Benz Group AG	3,541,196	$181,088
Cie. Financière Richemont SA, Class A	1,913,984	179,595
Booking Holdings, Inc.[1]	100,872	165,754
Domino’s Pizza Enterprises, Ltd.	4,200,987	137,537
Alibaba Group Holding, Ltd. (ADR)[1]	1,263,245	101,047
Alibaba Group Holding, Ltd.[1]	3,489,000	34,998
Industria de Diseño Textil, SA	6,330,207	130,753
InterContinental Hotels Group PLC	2,298,700	110,281
Stellantis NV3	7,185,603	84,907
B&M European Value Retail SA	21,950,297	74,536
Prosus NV, Class N	1,305,291	68,024
adidas AG	545,943	63,357
Las Vegas Sands Corp.[1]	1,505,522	56,487
Americanas SA, ordinary nominative shares	17,707,162	55,737
D’Ieteren Group	339,936	47,700
Astra International Tbk PT	80,668,500	34,802
Nitori Holdings Co., Ltd.	293,300	24,544
JD Health International, Inc.[1]	3,250,800	18,531
IDP Education, Ltd.[3]	791,456	13,243
Melco International Development, Ltd.[1]	17,158,000	13,212
Li Auto, Inc., Class A1	493,800	5,712
Li Auto, Inc., Class A (ADR)[1]	240,846	5,542
Melco Resorts & Entertainment, Ltd. (ADR)[1]	158,647	1,052
		12,813,372

Energy 8.68%
Reliance Industries, Ltd.	129,508,881	3,745,822
Canadian Natural Resources, Ltd. (CAD denominated)	49,362,455	2,297,756
Cenovus Energy, Inc. (CAD denominated)	64,559,186	991,744
TotalEnergies SE3	15,071,038	709,392
Woodside Energy Group, Ltd.	31,073,949	632,154
Aker BP ASA	19,741,891	566,076
Tourmaline Oil Corp.	7,783,465	404,514
Neste OYJ	8,854,862	384,045
TC Energy Corp. (CAD denominated)[3]	9,455,229	380,851
Equinor ASA	3,520,201	116,109
INPEX Corp.	12,342,200	115,794
BP PLC	8,885,375	42,253
MEG Energy Corp.[1]	1,671,369	18,706
Gazprom PJSC (ADR)[1,4]	39,657,268	—	[6]
Rosneft Oil Co. PJSC[4,5]	3,432,340	—	[6]
		10,405,216

Materials 7.15%
Vale SA, ordinary nominative shares (ADR)	64,615,511	860,679
Vale SA, ordinary nominative shares	41,220,504	550,488
Fortescue Metals Group, Ltd.	117,393,977	1,258,158
Sika AG	5,925,879	1,186,647
First Quantum Minerals, Ltd.[2]	50,518,018	857,601
Linde PLC	2,059,423	555,200
Linde PLC (EUR denominated)[3]	796,626	217,851
Shin-Etsu Chemical Co., Ltd.	4,747,200	471,414
Koninklijke DSM NV	3,628,522	411,546
CCL Industries, Inc., Class B, nonvoting shares	6,330,501	306,867
Lundin Mining Corp.[2]	47,727,793	241,170
Glencore PLC	42,790,309	225,956
Ivanhoe Mines, Ltd., Class A1	31,106,396	200,192
HeidelbergCement AG	4,609,856	184,656
CRH PLC	4,327,222	138,563
JSR Corp.	7,010,836	133,601
Sociedad Química y Minera de Chile SA, Class B (ADR)	1,422,163	129,061
Givaudan SA	39,868	120,199
Croda International PLC	1,493,126	106,660
Wacker Chemie AG	893,153	92,410
OCI NV	2,401,842	88,318
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	22,290,051	82,824
BASF SE	1,527,188	59,184

6	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Yunnan Energy New Material Co., Ltd., Class A	1,729,573	$42,443
Air Liquide SA, non-registered shares	274,164	31,218
Asian Paints, Ltd.	301,000	12,346
		8,565,252

Consumer staples 6.29%
Nestlé SA	15,036,907	1,628,191
Kweichow Moutai Co., Ltd., Class A	5,316,871	1,398,534
British American Tobacco PLC	19,408,662	694,042
Philip Morris International, Inc.	7,676,523	637,228
Danone SA	9,644,049	454,398
Seven & i Holdings Co., Ltd.	9,193,400	369,289
Avenue Supermarts, Ltd.[1]	5,870,943	315,294
Treasury Wine Estates, Ltd.	30,068,743	242,101
Anheuser-Busch InBev SA/NV	5,292,188	239,408
Reckitt Benckiser Group PLC	3,437,414	227,184
Kobe Bussan Co., Ltd.	6,812,000	163,031
Carlsberg A/S, Class B	1,345,349	156,975
Godrej Consumer Products, Ltd.[1]	10,323,995	114,771
CP ALL PCL, foreign registered shares	76,928,600	114,238
Ajinomoto Co., Inc.	3,890,100	105,982
L’Oréal SA, non-registered shares	291,680	92,876
Fomento Económico Mexicano, SAB de CV	13,765,300	86,271
Pernod Ricard SA	432,011	78,964
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	11,705,052	54,350
Dabur India, Ltd.	7,659,423	53,668
Kerry Group PLC, Class A	598,516	53,171
Shiseido Company, Ltd.	1,507,600	52,770
Chocoladefabriken Lindt & Sprüngli AG	471	46,700
Uni-Charm Corp.	1,418,364	46,362
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,845,134	33,075
Proya Cosmetics Co., Ltd., Class A	1,036,422	23,799
COSMOS Pharmaceutical Corp.	201,200	19,852
Ocado Group PLC[1]	3,581,000	18,595
Imperial Brands PLC	575,480	11,875
Coca-Cola HBC AG (CDI)	196,300	4,131
		7,537,125

Communication services 3.91%
Sea, Ltd., Class A (ADR)[1]	27,077,379	1,517,687
Bharti Airtel, Ltd.	119,026,273	1,162,514
Bharti Airtel, Ltd., interim shares	5,244,406	25,745
Tencent Holdings, Ltd.	13,460,297	454,581
Deutsche Telekom AG	14,322,652	245,520
NetEase, Inc.	15,987,000	242,773
SoftBank Group Corp.	5,718,900	194,272
Nintendo Co., Ltd.	3,905,000	158,124
Cellnex Telecom, SA, non-registered shares	4,237,981	130,663
Ubisoft Entertainment SA1	4,686,021	128,654
Informa PLC	20,298,559	116,942
Universal Music Group NV	3,853,180	72,633
Publicis Groupe SA	1,487,000	70,362
Nippon Telegraph and Telephone Corp.	2,501,200	67,477
Vivendi SE	4,823,272	37,384
Vodafone Group PLC	17,123,447	19,286
Spotify Technology SA1	219,240	18,920
SoftBank Corp.[3]	1,743,400	17,435
Viaplay Group AB, Class B1	365,984	7,150
Adevinta ASA[1]	607,761	3,566
Yandex NV, Class A1,4	11,166,532	—	[6]
		4,691,688

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Utilities 1.13%
ENN Energy Holdings, Ltd.[2]	74,389,850	$989,862
RWE AG	4,485,344	165,037
Engie SA	11,944,726	137,052
Iberdrola, SA, non-registered shares	2,509,928	23,333
Ørsted AS	275,928	21,956
Enel SpA	3,466,081	14,204
		1,351,444

Real estate 0.48%
ESR Group, Ltd.	139,974,400	353,068
Goodman Logistics (HK), Ltd. REIT	17,142,853	171,282
Ayala Land, Inc.	116,734,007	45,230
Longfor Group Holdings, Ltd.[3]	3,795,000	10,755
		580,335

Total common stocks (cost: $91,114,708,000)		105,191,751

Preferred securities 0.92%
Health care 0.41%
Sartorius AG, nonvoting non-registered preferred shares	1,185,679	414,121
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	13,205,869	82,605
		496,726

Consumer discretionary 0.39%
Dr. Ing. hc F. Porsche AG., nonvoting non-registered shares[1]	4,053,372	327,732
Porsche Automobil Holding SE, nonvoting preferred shares	2,376,759	135,389
		463,121

Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	23,280,413	121,099

Materials 0.02%
Gerdau SA, preferred nominative shares	5,190,000	23,514

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,4,5]	3,308	3,431
Canva, Inc., Series A-3, noncumulative preferred shares[1,4,5]	133	138
Canva, Inc., Series A-4, noncumulative preferred shares[1,4,5]	11	11
Canva, Inc., Series A-5, noncumulative preferred shares[1,4,5]	9	9
		3,589

Total preferred securities (cost: $1,123,729,000)		1,108,049

Rights & warrants 0.09%
Health care 0.09%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,7]	10,273,704	102,838

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	3,601,360	1,606

Total rights & warrants (cost: $197,628,000)		104,444

Short-term securities 11.77%
Money market investments 11.21%
Capital Group Central Cash Fund 2.81%[2,8]	134,343,437	13,433,000

8	EuroPacific Growth Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.56%
Capital Group Central Cash Fund 2.81%[2,8,9]	2,348,715	$234,848
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[8,9]	160,900,000	160,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[8,9]	134,100,000	134,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[8,9]	53,722,617	53,723
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[8,9]	46,900,000	46,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[8,9]	26,800,000	26,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[8,9]	13,400,000	13,400
		670,671

Total short-term securities (cost: $14,103,775,000)		14,103,671
Total investment securities 100.53% (cost: $106,539,840,000)		120,507,915
Other assets less liabilities (0.53)%		(632,221)

Net assets 100.00%		$119,875,694

Investments in affiliates2

	Value of affiliates at 4/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 4.49%
Information technology 1.21%
Nice, Ltd. (ADR)[1,3]	$939,629	$—	$3,919	$1,073	$(132,833)	$803,950	$—
Nice, Ltd.[1]	59,878	—	249	72	(8,243)	51,458	—
Edenred SA	642,713	—	2,917	1,403	(46,370)	594,829	12,497
Halma PLC[10]	656,097	—	83,723	(21,997)	(178,654)	—	2,746
						1,450,237
Industrials 0.66%
Kingspan Group PLC	1,313,155	—	194,004	(159,764)	(497,146)	462,241	2,849
Melrose Industries PLC	479,499	—	2,388	(171)	(147,712)	329,228	6,681
BayCurrent Consulting, Inc.[3,10]	320,713	6,642	139,592	(39,036)	(38,815)	—	480
						791,469
Financials 0.00%
Commerzbank AG, non-registered shares[11]	546,771	—	504,468	46,150	(88,453)	—	—
UniCredit SpA[10]	1,308,485	12,365	994,853	(176,951)	(21,953)	—	70,309
						—
Consumer discretionary 0.87%
Flutter Entertainment PLC[1]	1,036,681	119,416	45,083	(33,350)	(29,295)	1,048,369	—
Materials 0.92%
First Quantum Minerals, Ltd.	1,730,787	24,035	4,948	4,406	(896,679)	857,601	6,451
Lundin Mining Corp.	485,938	—	1,591	(174)	(243,003)	241,170	6,675
						1,098,771
Consumer staples 0.00%
Swedish Match AB11	699,563	86,835	1,057,547	260,613	10,536	—	9,789
Utilities 0.83%
ENN Energy Holdings, Ltd.	1,066,324	66,123	16,102	482	(126,965)	989,862	19,211
Total common stocks						5,378,708
Short-term securities 11.40%
Money market investments 11.21%
Capital Group Central Cash Fund 2.81%[8]	16,166,512	7,374,114	10,105,496	(1,621)	(509)	13,433,000	112,217

EuroPacific Growth Fund	9

Investments in affiliates2 (continued)

	Value of affiliates at 4/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 2.81%[8,9]	$221,737	$13,111	[12]				$234,848	$—	[13]
Total short-term securities							13,667,848
Total 15.89%					$(118,865)	$(2,446,094)	$19,046,556	$249,905

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
Checkout Payments Group, Ltd., Series D1,4	1/11/2022	$148,840	$94,351		.08%
Canva, Inc.[1,4]	8/26/2021-11/4/2021	64,403	39,180		.03
Canva, Inc., Series A, noncumulative preferred shares[1,4]	11/4/2021	5,639	3,431		.00
Canva, Inc., Series A-3, noncumulative preferred shares[1,4]	11/4/2021	227	138		.00
Canva, Inc., Series A-4, noncumulative preferred shares[1,4]	11/4/2021	19	11		.00
Canva, Inc., Series A-5, noncumulative preferred shares[1,4]	11/4/2021	15	9		.00
Sberbank of Russia PJSC[1,4]	6/14/2022	116,953	—	[6]	.00
Rosneft Oil Co. PJSC[4]	8/2/2022	17,507	—	[6]	.00
Total		$353,603	$137,120		.11%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $848,778,000, which represented .71% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $137,120,000, which represented .11% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,838,000, which represented .09% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2022. Refer to the investment portfolio for the security value at 9/30/2022.
[11]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

10	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $848,778 of investment securities on loan):
Unaffiliated issuers (cost: $87,182,138)	$101,461,359
Affiliated issuers (cost: $19,357,702)	19,046,556		$120,507,915
Cash			2,361
Cash denominated in currencies other than U.S. dollars (cost: $123,022)			121,576
Receivables for:
Sales of investments	885,340
Sales of fund’s shares	224,165
Dividends	364,568
Other	—	*	1,474,073
			122,105,925
Liabilities:
Collateral for securities on loan			670,671
Payables for:
Purchases of investments	755,695
Repurchases of fund’s shares	255,003
Investment advisory services	44,222
Services provided by related parties	11,518
Trustees’ deferred compensation	4,498
U.S. and non-U.S. taxes	472,453
Other	16,171		1,559,560
Net assets at September 30, 2022			$119,875,694

Net assets consist of:
Capital paid in on shares of beneficial interest			$105,650,769
Total distributable earnings			14,224,925
Net assets at September 30, 2022			$119,875,694

*	Amount less than one thousand.

Refer to the notes to financial statements.

EuroPacific Growth Fund	11

Financial statements (continued)

Statement of assets and liabilities at September 30, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,748,950 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$17,206,001	394,323		$43.63
Class C	343,625	8,201		41.90
Class T	9	—	*	43.73
Class F-1	1,294,233	29,808		43.42
Class F-2	17,226,281	395,307		43.58
Class F-3	13,400,847	306,222		43.76
Class 529-A	1,098,363	25,542		43.00
Class 529-C	36,545	883		41.37
Class 529-E	40,926	964		42.45
Class 529-T	11	—	*	43.70
Class 529-F-1	8	—	*	42.99
Class 529-F-2	149,739	3,430		43.66
Class 529-F-3	8	—	*	43.63
Class R-1	101,568	2,473		41.07
Class R-2	492,018	11,867		41.46
Class R-2E	52,319	1,221		42.85
Class R-3	1,525,128	35,951		42.42
Class R-4	3,346,441	78,559		42.60
Class R-5E	827,255	19,088		43.34
Class R-5	3,712,908	85,051		43.66
Class R-6	59,021,461	1,350,060		43.72

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	EuroPacific Growth Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended September 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $187,597; also includes $249,905 from affiliates)	$2,259,596
Interest from unaffiliated issuers	9,149
Securities lending income (net of fees)	6,900	$2,275,645
Fees and expenses*:
Investment advisory services	295,520
Distribution services	41,982
Transfer agent services	34,485
Administrative services	21,297
529 plan services	460
Reports to shareholders	1,521
Registration statement and prospectus	681
Trustees’ compensation	(304)
Auditing and legal	252
Custodian	6,754
Other	115	402,763
Net investment income		1,872,882

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $90,803):
Unaffiliated issuers	(989,564)
Affiliated issuers	(118,865)
In-kind redemptions	201,914
Currency transactions	(36,166)	(942,681)
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $409,376):
Unaffiliated issuers	(34,577,110)
Affiliated issuers	(2,446,094)
Currency translations	(19,127)	(37,042,331)
Net realized loss and unrealized depreciation		(37,985,012)
Net decrease in net assets resulting from operations		$(36,112,130)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

EuroPacific Growth Fund	13

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30, 2022*	Year ended March 31, 2022
Operations:
Net investment income	$1,872,882	$2,033,816
Net realized (loss) gain	(942,681)	8,855,447
Net unrealized depreciation	(37,042,331)	(27,565,578)
Net decrease in net assets resulting from operations	(36,112,130)	(16,676,315)

Distributions paid to shareholders	(754,141)	(17,664,307)

Net capital share transactions	(6,993,235)	7,579,449

Total decrease in net assets	(43,859,506)	(26,761,173)

Net assets:
Beginning of period	163,735,200	190,496,373
End of period	$119,875,694	$163,735,200

*Unaudited.

Refer to the notes to financial statements.

14	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

EuroPacific Growth Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

16	EuroPacific Growth Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$3,502,370	$13,348,696	$39,180		$16,890,246
Health care	1,007,092	14,038,651	—		15,045,743
Industrials	1,568,451	12,401,301	94,351		14,064,103
Financials	2,333,371	10,913,856	—	*	13,247,227
Consumer discretionary	2,029,928	10,783,444	—		12,813,372
Energy	4,093,571	6,311,645	—	*	10,405,216
Materials	3,701,258	4,863,994	—		8,565,252
Consumer staples	723,499	6,813,626	—		7,537,125
Communication services	1,536,607	3,155,081	—	*	4,691,688
Utilities	—	1,351,444	—		1,351,444
Real estate	—	580,335	—		580,335
Preferred securities	144,613	959,847	3,589		1,108,049
Rights & warrants	1,606	102,838	—		104,444
Short-term securities	14,103,671	—	—		14,103,671
Total	$34,746,037	$85,624,758	$137,120		$120,507,915

*	Amount less than one thousand.

EuroPacific Growth Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

18	EuroPacific Growth Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2022, the total value of securities on loan was $848,778,000, and the total value of collateral received was $891,908,000. Collateral received includes cash of $670,671,000 and U.S. government securities of $221,237,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended September 30, 2022, the fund recognized $37,575,000 in reclaims (net of $3,770,000 in fees and the effect of realized gain or loss from currency translations) and $8,564,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

EuroPacific Growth Fund	19

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$753,830

As of September 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$28,211,753
Gross unrealized depreciation on investments	(14,655,149)
Net unrealized appreciation on investments	13,556,604
Cost of investments	106,951,311

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended September 30, 2022					Year ended March 31, 2022
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$—	$108,574		$108,574		$379,270		$2,176,076	$2,555,346
Class C	—	2,357		2,357		4,842		53,621	58,463
Class T	—	—	*	—	*	—	*	1	1
Class F-1	—	8,324		8,324		29,775		183,750	213,525
Class F-2	—	110,961		110,961		462,312		2,162,399	2,624,711
Class F-3	—	83,944		83,944		353,834		1,588,219	1,942,053
Class 529-A	—	7,046		7,046		23,708		137,994	161,702
Class 529-C	—	258		258		484		6,131	6,615
Class 529-E	—	263		263		748		5,290	6,038
Class 529-T	—	—	*	—	*	—	*	1	1
Class 529-F-1	—	—	*	—	*	—	*	1	1
Class 529-F-2	—	933		933		3,489		16,985	20,474
Class 529-F-3	—	—	*	—	*	—	*	1	1
Class R-1	—	670		670		1,296		14,076	15,372
Class R-2	—	3,164		3,164		6,324		59,377	65,701
Class R-2E	—	337		337		772		7,713	8,485
Class R-3	—	10,136		10,136		29,143		217,926	247,069
Class R-4	—	21,713		21,713		80,743		476,494	557,237
Class R-5E	—	5,108		5,108		22,902		152,421	175,323
Class R-5	—	23,881		23,881		104,737		508,732	613,469
Class R-6	—	366,472		366,472		1,527,217		6,865,503	8,392,720
Total	$—	$754,141		$754,141		$3,031,596		$14,632,711	$17,664,307

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

20	EuroPacific Growth Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2022, the investment advisory services fees were $295,520,000, which were equivalent to an annualized rate of 0.416% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended September 30, 2022, the 529 plan services fees were $460,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

EuroPacific Growth Fund	21

For the six months ended September 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$23,742	$13,530		$3,063		Not applicable
Class C	2,089	267		64		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,902	1,131		236		Not applicable
Class F-2	Not applicable	11,711		3,148		Not applicable
Class F-3	Not applicable	131		2,370		Not applicable
Class 529-A	1,458	731		195		$381
Class 529-C	231	26		7		14
Class 529-E	121	16		7		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	52		26		51
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	591	61		18		Not applicable
Class R-2	2,119	893		85		Not applicable
Class R-2E	186	64		9		Not applicable
Class R-3	4,590	1,421		277		Not applicable
Class R-4	4,953	2,033		598		Not applicable
Class R-5E	Not applicable	752		145		Not applicable
Class R-5	Not applicable	1,091		673		Not applicable
Class R-6	Not applicable	575		10,376		Not applicable
Total class-specific expenses	$41,982	$34,485		$21,297		$460

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(304,000) in the fund’s statement of operations reflects $326,000 in current fees (either paid in cash or deferred) and a net decrease of $630,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended September 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $669,580,000 and $557,118,000, respectively, which generated $239,472,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2022.

22	EuroPacific Growth Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2022

Class A	$427,545	8,504	$106,245		2,185		$(1,453,834)	(29,071)	$(920,044)	(18,382)
Class C	15,774	324	2,343		50		(74,105)	(1,528)	(55,988)	(1,154)
Class T	—	—	—		—		—	—	—	—
Class F-1	57,053	1,145	7,984		165		(237,084)	(4,704)	(172,047)	(3,394)
Class F-2	2,278,081	45,244	106,741		2,199		(4,572,768)	(91,364)	(2,187,946)	(43,921)
Class F-3	1,684,852	33,624	77,479		1,591		(2,299,530)	(45,966)	(537,199)	(10,751)
Class 529-A	39,994	809	7,044		147		(97,111)	(1,971)	(50,073)	(1,015)
Class 529-C	3,144	66	258		6		(10,433)	(219)	(7,031)	(147)
Class 529-E	1,429	29	263		6		(3,319)	(68)	(1,627)	(33)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	12,406	247	932		19		(14,207)	(289)	(869)	(23)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	7,920	165	670		15		(10,286)	(217)	(1,696)	(37)
Class R-2	64,299	1,352	3,163		68		(64,848)	(1,345)	2,614	75
Class R-2E	4,789	96	338		7		(7,969)	(161)	(2,842)	(58)
Class R-3	137,194	2,821	10,126		214		(322,525)	(6,585)	(175,205)	(3,550)
Class R-4	275,880	5,708	21,710		457		(612,201)	(12,378)	(314,611)	(6,213)
Class R-5E	94,189	1,888	5,107		106		(129,288)	(2,562)	(29,992)	(568)
Class R-5	217,451	4,347	23,835		490		(576,610)	(11,569)	(335,324)	(6,732)
Class R-6	4,410,282	88,145	365,997		7,520		(6,979,634)	(138,754)	(2,203,355)	(43,089)
Total net increase (decrease)	$9,732,282	194,514	$740,235		15,245		$(17,465,752)	(348,751)	$(6,993,235)	(138,992)

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	23

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2022

Class A	$1,510,156	22,455	$2,498,661	37,306		$(3,485,028)	(52,177)	$523,789	7,584
Class C	60,819	930	58,095	893		(196,515)	(3,041)	(77,601)	(1,218)
Class T	—	—	—	—		—	—	—	—
Class F-1	215,350	3,301	205,842	3,081		(576,850)	(8,696)	(155,658)	(2,314)
Class F-2	6,707,320	101,234	2,515,237	37,782		(5,828,773)	(88,432)	3,393,784	50,584
Class F-3	4,091,977	62,337	1,753,389	26,214		(3,735,246)	(56,834)	2,110,120	31,717
Class 529-A	139,072	2,102	161,650	2,448		(230,815)	(3,484)	69,907	1,066
Class 529-C	9,418	147	6,612	102		(31,165)	(484)	(15,135)	(235)
Class 529-E	5,367	82	6,036	92		(10,912)	(166)	491	8
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	42,065	629	20,471	307		(33,063)	(494)	29,473	442
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	18,521	297	15,369	241		(51,064)	(807)	(17,174)	(269)
Class R-2	195,248	3,137	65,666	1,023		(220,268)	(3,416)	40,646	744
Class R-2E	20,070	302	8,485	128		(45,787)	(694)	(17,232)	(264)
Class R-3	372,564	5,843	246,654	3,767		(798,276)	(12,261)	(179,058)	(2,651)
Class R-4	814,070	12,570	557,185	8,506		(1,897,697)	(29,004)	(526,442)	(7,928)
Class R-5E	422,372	6,258	175,319	2,600		(1,466,064)	(21,938)	(868,373)	(13,080)
Class R-5	785,967	11,955	610,571	9,119		(2,119,199)	(31,331)	(722,661)	(10,257)
Class R-6	15,271,684	230,520	8,380,326	125,434		(19,661,441)	(288,606)	3,990,569	67,348
Total net increase (decrease)	$30,682,040	464,099	$17,285,572	259,043		$(40,388,163)	(601,865)	$7,579,449	121,277

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,218,034,000 and $28,017,762,000, respectively, during the six months ended September 30, 2022.

24	EuroPacific Growth Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
9/30/2022[5,6]	$56.81	$.60	$(13.51)	$(12.91)	$—	$(.27)	$(.27)	$43.63	(22.77)%[7]	$17,206		.82%[8]		.82%[8]		2.38%[8]
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94)	(5.41)	(6.35)	56.81	(9.65)	23,445		.80		.80		.85
3/31/2021	43.13	.34	25.63	25.97	(.12)	—	(.12)	68.98	60.22	27,945		.83		.83		.58
3/31/2020	50.99	.53	(6.84)	(6.31)	(.58)	(.97)	(1.55)	43.13	(13.03)	19,075		.84		.84		1.02
3/31/2019	56.66	.71	(3.52)	(2.81)	(.62)	(2.24)	(2.86)	50.99	(4.97)	24,704		.83		.83		1.37
3/31/2018	49.30	.47	9.51	9.98	(.49)	(2.13)	(2.62)	56.66	20.74	29,067		.82		.82		.86
Class C:
9/30/2022[5,6]	54.77	.40	(13.00)	(12.60)	—	(.27)	(.27)	41.90	(23.06)[7]	344		1.56	[8]	1.56	[8]	1.64	[8]
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50)	(5.41)	(5.91)	54.77	(10.32)	512		1.55		1.55		.11
3/31/2021	41.98	(.09)	24.87	24.78	—	—	—	66.76	59.03	706		1.56		1.56		(.15)
3/31/2020	49.70	.15	(6.69)	(6.54)	(.21)	(.97)	(1.18)	41.98	(13.68)	654		1.58		1.58		.30
3/31/2019	55.32	.31	(3.41)	(3.10)	(.28)	(2.24)	(2.52)	49.70	(5.70)	1,015		1.60		1.60		.62
3/31/2018	48.19	.04	9.29	9.33	(.07)	(2.13)	(2.20)	55.32	19.82	1,350		1.60		1.60		.08
Class T:
9/30/2022[5,6]	56.86	.67	(13.53)	(12.86)	—	(.27)	(.27)	43.73	(22.67)[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	2.63	[8,9]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[9]	—	[10]	.57	[9]	.57	[9]	1.09	[9]
3/31/2021	43.13	.49	25.65	26.14	(.23)	—	(.23)	69.04	60.61 [9]	—	[10]	.58	[9]	.58	[9]	.82	[9]
3/31/2020	50.99	.65	(6.82)	(6.17)	(.72)	(.97)	(1.69)	43.13	(12.82)[9]	—	[10]	.59	[9]	.59	[9]	1.25	[9]
3/31/2019	56.69	.83	(3.54)	(2.71)	(.75)	(2.24)	(2.99)	50.99	(4.76)[9]	—	[10]	.59	[9]	.59	[9]	1.60	[9]
3/31/2018[5,11]	49.19	.58	9.63	10.21	(.58)	(2.13)	(2.71)	56.69	21.27 [7,9]	—	[10]	.60	[8,9]	.60	[8,9]	1.07	[8,9]
Class F-1:
9/30/2022[5,6]	56.53	.59	(13.43)	(12.84)	—	(.27)	(.27)	43.42	(22.76)[7]	1,294		.84	[8]	.84	[8]	2.36	[8]
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90)	(5.41)	(6.31)	56.53	(9.71)	1,877		.84		.84		.81
3/31/2021	42.93	.33	25.51	25.84	(.10)	—	(.10)	68.67	60.21	2,439		.84		.84		.56
3/31/2020	50.75	.53	(6.82)	(6.29)	(.56)	(.97)	(1.53)	42.93	(13.05)	2,259		.85		.85		1.02
3/31/2019	56.40	.74	(3.57)	(2.83)	(.58)	(2.24)	(2.82)	50.75	(5.01)	3,232		.87		.87		1.43
3/31/2018	49.08	.45	9.46	9.91	(.46)	(2.13)	(2.59)	56.40	20.69	4,385		.86		.86		.83
Class F-2:
9/30/2022[5,6]	56.66	.67	(13.48)	(12.81)	—	(.27)	(.27)	43.58	(22.68)[7]	17,226		.57	[8]	.57	[8]	2.64	[8]
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887		.57		.57		1.08
3/31/2021	43.00	.50	25.56	26.06	(.23)	—	(.23)	68.83	60.61	26,751		.57		.57		.83
3/31/2020	50.83	.66	(6.81)	(6.15)	(.71)	(.97)	(1.68)	43.00	(12.80)	18,607		.59		.59		1.27
3/31/2019	56.52	.82	(3.52)	(2.70)	(.75)	(2.24)	(2.99)	50.83	(4.75)	24,585		.59		.59		1.58
3/31/2018	49.17	.61	9.48	10.09	(.61)	(2.13)	(2.74)	56.52	21.05	25,826		.59		.59		1.11
Class F-3:
9/30/2022[5,6]	56.87	.69	(13.53)	(12.84)	—	(.27)	(.27)	43.76	(22.63)[7]	13,401		.46	[8]	.46	[8]	2.74	[8]
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026		.46		.46		1.19
3/31/2021	43.12	.56	25.66	26.22	(.28)	—	(.28)	69.06	60.78	19,700		.46		.46		.94
3/31/2020	50.98	.70	(6.82)	(6.12)	(.77)	(.97)	(1.74)	43.12	(12.70)	12,239		.47		.47		1.34
3/31/2019	56.68	.82	(3.48)	(2.66)	(.80)	(2.24)	(3.04)	50.98	(4.65)	11,993		.49		.49		1.60
3/31/2018	49.32	.59	9.58	10.17	(.68)	(2.13)	(2.81)	56.68	21.15	9,473		.49		.49		1.06
Class 529-A:
9/30/2022[5,6]	56.00	.58	(13.31)	(12.73)	—	(.27)	(.27)	43.00	(22.78)[7]	1,098		.85	[8]	.85	[8]	2.35	[8]
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93)	(5.41)	(6.34)	56.00	(9.67)	1,487		.83		.83		.83
3/31/2021	42.58	.32	25.30	25.62	(.12)	—	(.12)	68.08	60.16	1,736		.85		.85		.55
3/31/2020	50.35	.51	(6.75)	(6.24)	(.56)	(.97)	(1.53)	42.58	(13.05)	1,096		.87		.87		.98
3/31/2019	56.00	.67	(3.49)	(2.82)	(.59)	(2.24)	(2.83)	50.35	(5.04)	1,376		.89		.89		1.31
3/31/2018	48.77	.44	9.40	9.84	(.48)	(2.13)	(2.61)	56.00	20.71	1,525		.87		.87		.81

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	25

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2022[5,6]	$54.10	$.38	$(12.84)	$(12.46)	$—	$(.27)	$(.27)	$41.37	(23.09)%[7]	$37		1.63%[8]		1.63%[8]		1.58%[8]
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45)	(5.41)	(5.86)	54.10	(10.37)	56		1.60		1.60		.06
3/31/2021	41.51	(.08)	24.57	24.49	—	—	—	66.00	59.00	83		1.60		1.60		(.15)
3/31/2020	49.18	.13	(6.62)	(6.49)	(.21)	(.97)	(1.18)	41.51	(13.72)	148		1.61		1.61		.26
3/31/2019	54.79	.29	(3.38)	(3.09)	(.28)	(2.24)	(2.52)	49.18	(5.72)	219		1.64		1.64		.59
3/31/2018	47.73	.01	9.21	9.22	(.03)	(2.13)	(2.16)	54.79	19.76	278		1.65		1.65		.03
Class 529-E:
9/30/2022[5,6]	55.34	.52	(13.14)	(12.62)	—	(.27)	(.27)	42.45	(22.88)[7]	41		1.08	[8]	1.08	[8]	2.12	[8]
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77)	(5.41)	(6.18)	55.34	(9.90)	55		1.07		1.07		.59
3/31/2021	42.15	.19	25.04	25.23	(.02)	—	(.02)	67.36	59.81	67		1.07		1.07		.34
3/31/2020	49.87	.39	(6.70)	(6.31)	(.44)	(.97)	(1.41)	42.15	(13.24)	46		1.09		1.09		.77
3/31/2019	55.50	.55	(3.44)	(2.89)	(.50)	(2.24)	(2.74)	49.87	(5.24)	60		1.11		1.11		1.09
3/31/2018	48.35	.31	9.31	9.62	(.34)	(2.13)	(2.47)	55.50	20.41	71		1.11		1.11		.57
Class 529-T:
9/30/2022[5,6]	56.83	.65	(13.51)	(12.86)	—	(.27)	(.27)	43.70	(22.68)[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	2.58	[8,9]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[9]	—	[10]	.62	[9]	.62	[9]	1.03	[9]
3/31/2021	43.12	.46	25.64	26.10	(.21)	—	(.21)	69.01	60.54 [9]	—	[10]	.63	[9]	.63	[9]	.77	[9]
3/31/2020	50.98	.63	(6.83)	(6.20)	(.69)	(.97)	(1.66)	43.12	(12.87)[9]	—	[10]	.64	[9]	.64	[9]	1.19	[9]
3/31/2019	56.68	.79	(3.53)	(2.74)	(.72)	(2.24)	(2.96)	50.98	(4.82)[9]	—	[10]	.65	[9]	.65	[9]	1.52	[9]
3/31/2018[5,11]	49.19	.56	9.62	10.18	(.56)	(2.13)	(2.69)	56.68	21.22 [7,9]	—	[10]	.64	[8,9]	.64	[8,9]	1.03	[8,9]
Class 529-F-1:
9/30/2022[5,6]	55.93	.63	(13.30)	(12.67)	—	(.27)	(.27)	42.99	(22.71)[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	2.54	[8,9]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[9]	—	[10]	.65	[9]	.65	[9]	1.00	[9]
3/31/2021	42.54	.56	25.20	25.76	(.27)	—	(.27)	68.03	60.52 [9]	—	[10]	.63	[9]	.63	[9]	1.07	[9]
3/31/2020	50.32	.62	(6.75)	(6.13)	(.68)	(.97)	(1.65)	42.54	(12.86)	126		.64		.64		1.20
3/31/2019	55.99	.76	(3.47)	(2.71)	(.72)	(2.24)	(2.96)	50.32	(4.81)	145		.66		.66		1.50
3/31/2018	48.74	.56	9.40	9.96	(.58)	(2.13)	(2.71)	55.99	20.96	134		.65		.65		1.02
Class 529-F-2:
9/30/2022[5,6]	56.77	.66	(13.50)	(12.84)	—	(.27)	(.27)	43.66	(22.67)[7]	150		.58	[8]	.58	[8]	2.62	[8]
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196		.59		.59		1.06
3/31/2021[5,12]	57.39	.13	11.63	11.76	(.21)	—	(.21)	68.94	20.50 [7]	208		.25	[7]	.25	[7]	.19	[7]
Class 529-F-3:
9/30/2022[5,6]	56.72	.67	(13.49)	(12.82)	—	(.27)	(.27)	43.63	(22.66)[7]	—	[10]	.53	[8]	.53	[8]	2.67	[8]
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	—	[10]	.52		.52		1.13
3/31/2021[5,12]	57.39	.16	11.62	11.78	(.28)	—	(.28)	68.89	20.54 [7]	—	[10]	.27	[7]	.22	[7]	.23	[7]
Class R-1:
9/30/2022[5,6]	53.68	.39	(12.73)	(12.34)	—	(.27)	(.27)	41.07	(23.04)[7]	102		1.55	[8]	1.55	[8]	1.65	[8]
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51)	(5.41)	(5.92)	53.68	(10.34)	135		1.56		1.56		.10
3/31/2021	41.23	(.09)	24.43	24.34	—	—	—	65.57	59.03	182		1.57		1.57		(.16)
3/31/2020	48.86	.14	(6.56)	(6.42)	(.24)	(.97)	(1.21)	41.23	(13.68)	144		1.58		1.58		.29
3/31/2019	54.46	.31	(3.37)	(3.06)	(.30)	(2.24)	(2.54)	48.86	(5.71)	209		1.60		1.60		.61
3/31/2018	47.49	.05	9.14	9.19	(.09)	(2.13)	(2.22)	54.46	19.82	263		1.60		1.60		.09

Refer to the end of the table for footnotes.

26	EuroPacific Growth Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2022[5,6]	$54.18	$.40	$(12.85)	$(12.45)	$—	$(.27)	$(.27)	$41.46	(23.03)%[7]	$492	1.53%[8]		1.53%[8]		1.68%[8]
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57)	(5.41)	(5.98)	54.18	(10.32)	639	1.55		1.55		.11
3/31/2021	41.60	(.08)	24.65	24.57	—	—	—	66.17	59.03	731	1.55		1.55		(.14)
3/31/2020	49.30	.14	(6.61)	(6.47)	(.26)	(.97)	(1.23)	41.60	(13.65)	534	1.57		1.57		.28
3/31/2019	54.93	.31	(3.39)	(3.08)	(.31)	(2.24)	(2.55)	49.30	(5.71)	690	1.60		1.60		.61
3/31/2018	47.88	.06	9.21	9.27	(.09)	(2.13)	(2.22)	54.93	19.84	818	1.58		1.58		.11
Class R-2E:
9/30/2022[5,6]	55.91	.48	(13.27)	(12.79)	—	(.27)	(.27)	42.85	(22.93)[7]	52	1.26	[8]	1.26	[8]	1.95	[8]
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60)	(5.41)	(6.01)	55.91	(10.09)	71	1.27		1.27		.40
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27		1.27		.14
3/31/2020	50.42	.29	(6.76)	(6.47)	(.38)	(.97)	(1.35)	42.60	(13.40)	77	1.28		1.28		.56
3/31/2019	55.76	.77	(3.74)	(2.97)	(.13)	(2.24)	(2.37)	50.42	(5.46)	89	1.31		1.31		1.47
3/31/2018	48.59	.20	9.38	9.58	(.28)	(2.13)	(2.41)	55.76	20.19	254	1.29		1.29		.38
Class R-3:
9/30/2022[5,6]	55.32	.52	(13.15)	(12.63)	—	(.27)	(.27)	42.42	(22.88)[7]	1,525	1.11	[8]	1.11	[8]	2.10	[8]
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74)	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11		1.11		.55
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12		1.12		.29
3/31/2020	49.86	.38	(6.70)	(6.32)	(.42)	(.97)	(1.39)	42.15	(13.28)	2,395	1.13		1.13		.75
3/31/2019	55.48	.55	(3.45)	(2.90)	(.48)	(2.24)	(2.72)	49.86	(5.26)	3,446	1.14		1.14		1.08
3/31/2018	48.32	.30	9.31	9.61	(.32)	(2.13)	(2.45)	55.48	20.36	4,631	1.14		1.14		.56
Class R-4:
9/30/2022[5,6]	55.46	.59	(13.18)	(12.59)	—	(.27)	(.27)	42.60	(22.75)[7]	3,346	.81	[8]	.81	[8]	2.40	[8]
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93)	(5.41)	(6.34)	55.46	(9.67)	4,701	.81		.81		.85
3/31/2021	42.19	.34	25.08	25.42	(.12)	—	(.12)	67.49	60.24	6,256	.81		.81		.60
3/31/2020	49.91	.54	(6.71)	(6.17)	(.58)	(.97)	(1.55)	42.19	(13.03)	5,278	.82		.82		1.04
3/31/2019	55.52	.69	(3.46)	(2.77)	(.60)	(2.24)	(2.84)	49.91	(4.99)	7,715	.84		.84		1.37
3/31/2018	48.35	.46	9.32	9.78	(.48)	(2.13)	(2.61)	55.52	20.76	10,278	.83		.83		.85
Class R-5E:
9/30/2022[5,6]	56.37	.65	(13.41)	(12.76)	—	(.27)	(.27)	43.34	(22.69)[7]	827	.61	[8]	.61	[8]	2.58	[8]
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108	.62		.62		1.12
3/31/2021	42.77	.47	25.44	25.91	(.21)	—	(.21)	68.47	60.54	2,241	.61		.61		.81
3/31/2020	50.58	.62	(6.76)	(6.14)	(.70)	(.97)	(1.67)	42.77	(12.82)	1,745	.62		.62		1.20
3/31/2019	56.29	.62	(3.33)	(2.71)	(.76)	(2.24)	(3.00)	50.58	(4.78)	1,511	.63		.63		1.24
3/31/2018	49.02	.59	9.45	10.04	(.64)	(2.13)	(2.77)	56.29	21.01	603	.62		.62		1.06
Class R-5:
9/30/2022[5,6]	56.74	.68	(13.49)	(12.81)	—	(.27)	(.27)	43.66	(22.65)[7]	3,713	.51	[8]	.51	[8]	2.70	[8]
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208	.51		.51		1.16
3/31/2021	43.04	.53	25.61	26.14	(.26)	—	(.26)	68.92	60.74	7,032	.51		.51		.90
3/31/2020	50.88	.70	(6.82)	(6.12)	(.75)	(.97)	(1.72)	43.04	(12.75)	5,759	.52		.52		1.33
3/31/2019	56.57	.89	(3.57)	(2.68)	(.77)	(2.24)	(3.01)	50.88	(4.71)	7,283	.54		.54		1.72
3/31/2018	49.22	.64	9.48	10.12	(.64)	(2.13)	(2.77)	56.57	21.09	8,944	.53		.53		1.16
Class R-6:
9/30/2022[5,6]	56.81	.69	(13.51)	(12.82)	—	(.27)	(.27)	43.72	(22.62)[7]	59,022	.46	[8]	.46	[8]	2.74	[8]
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147	.46		.46		1.19
3/31/2021	43.08	.56	25.64	26.20	(.28)	—	(.28)	69.00	60.78	91,476	.46		.46		.94
3/31/2020	50.93	.71	(6.82)	(6.11)	(.77)	(.97)	(1.74)	43.08	(12.70)	60,141	.47		.47		1.36
3/31/2019	56.63	.86	(3.52)	(2.66)	(.80)	(2.24)	(3.04)	50.93	(4.66)	68,234	.49		.49		1.68
3/31/2018	49.27	.65	9.51	10.16	(.67)	(2.13)	(2.80)	56.63	21.17	68,770	.49		.49		1.18

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	27

Financial highlights (continued)

	Six months ended	Year ended March 31,
	September 30, 2022[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	19%	29%	32%	38%	35%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

28	EuroPacific Growth Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2022, through September 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPacific Growth Fund	29

Expense example (continued)

	Beginning account value 4/1/2022	Ending account value 9/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$772.25	$3.64	.82%
Class A – assumed 5% return	1,000.00	1,020.96	4.15	.82
Class C – actual return	1,000.00	769.37	6.92	1.56
Class C – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class T – actual return	1,000.00	773.32	2.49	.56
Class T – assumed 5% return	1,000.00	1,022.26	2.84	.56
Class F-1 – actual return	1,000.00	772.35	3.73	.84
Class F-1 – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class F-2 – actual return	1,000.00	773.19	2.53	.57
Class F-2 – assumed 5% return	1,000.00	1,022.21	2.89	.57
Class F-3 – actual return	1,000.00	773.72	2.05	.46
Class F-3 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-A – actual return	1,000.00	772.15	3.78	.85
Class 529-A – assumed 5% return	1,000.00	1,020.81	4.31	.85
Class 529-C – actual return	1,000.00	769.11	7.23	1.63
Class 529-C – assumed 5% return	1,000.00	1,016.90	8.24	1.63
Class 529-E – actual return	1,000.00	771.22	4.80	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.65	5.47	1.08
Class 529-T – actual return	1,000.00	773.18	2.71	.61
Class 529-T – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class 529-F-1 – actual return	1,000.00	772.92	2.89	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,021.81	3.29	.65
Class 529-F-2 – actual return	1,000.00	773.31	2.58	.58
Class 529-F-2 – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class 529-F-3 – actual return	1,000.00	773.43	2.36	.53
Class 529-F-3 – assumed 5% return	1,000.00	1,022.41	2.69	.53
Class R-1 – actual return	1,000.00	769.57	6.88	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.30	7.84	1.55
Class R-2 – actual return	1,000.00	769.66	6.79	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.40	7.74	1.53
Class R-2E – actual return	1,000.00	770.70	5.59	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.75	6.38	1.26
Class R-3 – actual return	1,000.00	771.15	4.93	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class R-4 – actual return	1,000.00	772.47	3.60	.81
Class R-4 – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class R-5E – actual return	1,000.00	773.10	2.71	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	773.52	2.27	.51
Class R-5 – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class R-6 – actual return	1,000.00	773.84	2.05	.46
Class R-6 – assumed 5% return	1,000.00	1,022.76	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

30	EuroPacific Growth Fund

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EuroPacific Growth Fund	31

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32	EuroPacific Growth Fund

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EuroPacific Growth Fund	33

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34	EuroPacific Growth Fund

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EuroPacific Growth Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2022